Description of the Plan (Details) - Retirement Savings Plan	12 Months Ended
	Dec. 31, 2025 USD ($) h loan Year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Percentage of operating profit	15.00%
Compensation to investment alternatives, percentage	100.00%
Hours of service required | h	1,000
Minimum annual compensation percentage	1.00%
Maximum annual compensation, percentage	50.00%
Employer contribution, matching percentage	100.00%
Participant compensation matched, percentage	9.30%
Tax-deferred contributions	3.00%
Contribution withdrawl period, new employee	90 days
Assumed retirement age | Year	65
Forfeited nonvested account	$ 4,636,044	$ 13,882,000
Maximum borrowing amount	$ 50,000
Number of loans outstanding per participant | loan	1
Retirement age	59 years 6 months
EBP, Employer Matching Contribution
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	20.00%
EBP, Contribution Vesting Less Than Five Year
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	5 years
EBP, Contribution Vesting, Participant With 1000 Hours
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	1 year
EBP, Retirement Age
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%